Deposits, Prepayments and Other Current Assets (Tables)	6 Months Ended
Dec. 31, 2024
Deposits Prepayments And Other Current Assets Abstract
Schedule of Deposits, Prepayments and Other Current Assets
	As of December 31, 2024	As of June 30, 2024
	US$	US$
Deposits for purchase of vehicle	—	25,358
Prepaid software development expense	408,724	—
Prepaid social insurance	8,232	8,206
Deposit for office lease	7,045	7,076
Other current assets	688	821
Deposits, prepayments and other current assets	424,689	41,461